Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION

($ millions)	2024	2023
Years ended December 31
Cash paid (received) for
Interest	1,361	1,255
Income taxes	(17)	129

Change in working capital
Accounts receivable and other current assets	(2)	142
Prepaid expenses	(21)	(7)
Inventories	(73)	(1)
Regulatory assets - current portion	93	104
Accounts payable and other current liabilities	115	(390)
Regulatory liabilities - current portion	56	71
	168	(81)

Non-cash financing activity
Common share dividends reinvested	434	408

As at December 31
Non-cash investing and financing activities
Accrued capital expenditures	722	516
Contributions in aid of construction	14	15